Fair Value Measurements - Assets and Liabilities Carried at Fair Value by Hierarchy (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Assets
Debt securities		$ 42,072,000,000		$ 51,453,000,000
Equity securities		359,000,000		257,000,000
Mortgage loans, at fair value under fair value option		582,000,000		0
Limited partnerships		14,000,000		18,000,000
Policy loans		3,419,000,000		3,467,000,000
Freestanding derivative instruments		1,270,000,000		1,417,000,000
Cash and cash equivalents		3,934,000,000		1,799,000,000
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)	$ 4,865,000,000	4,865,000,000	$ 1,664,000,000	1,664,000,000	$ 690,000,000
Separate account assets		195,906,000,000		248,949,000,000
Total		252,642,000,000		309,407,000,000
Liabilities
Market risk benefit liabilities		1,135,000,000		1,445,000,000
Funds withheld payable under reinsurance treaties		424,000,000		3,759,000,000
Freestanding derivative instruments		2,065,000,000		41,000,000
Market risk benefit - liabilities	$ 5,662,000,000	5,662,000,000	$ 8,033,000,000	8,033,000,000	$ 10,690,000,000
Total		9,286,000,000		13,278,000,000
Limited partnership investments measured at NAV		2,420,000,000		2,234,000,000
U.S. government securities
Assets
Debt securities		4,724,000,000		4,311,000,000
Other government securities
Assets
Debt securities		1,468,000,000		1,619,000,000
Public utilities
Assets
Debt securities		5,167,000,000		6,660,000,000
Corporate securities
Assets
Debt securities		22,905,000,000		29,254,000,000
Residential mortgage-backed
Assets
Debt securities		452,000,000		554,000,000
Commercial mortgage-backed
Assets
Debt securities		1,631,000,000		2,029,000,000
Other asset-backed securities
Assets
Debt securities		5,725,000,000		7,026,000,000
Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments		3,255,000,000		43,000,000
Liabilities
Freestanding derivative instruments		19,000,000		126,000,000
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments		3,158,000,000		0
Liabilities
Freestanding derivative instruments		0		120,000,000
Level 1
Assets
Equity securities		163,000,000		212,000,000
Mortgage loans, at fair value under fair value option		0
Limited partnerships		0		0
Policy loans		0		0
Freestanding derivative instruments		0		0
Cash and cash equivalents		3,934,000,000		1,799,000,000
Reinsurance recoverable on market risk benefits		0		0
Market risk benefit - (assets)		0		0
Separate account assets		0		0
Total		8,821,000,000		6,322,000,000
Liabilities
Market risk benefit liabilities		0		0
Funds withheld payable under reinsurance treaties		0		0
Freestanding derivative instruments		0		0
Market risk benefit - liabilities		0		0
Total		0		0
Level 1 | U.S. government securities
Assets
Debt securities		4,724,000,000		4,311,000,000
Level 1 | Other government securities
Assets
Debt securities		0		0
Level 1 | Public utilities
Assets
Debt securities		0		0
Level 1 | Corporate securities
Assets
Debt securities		0		0
Level 1 | Residential mortgage-backed
Assets
Debt securities		0		0
Level 1 | Commercial mortgage-backed
Assets
Debt securities		0		0
Level 1 | Other asset-backed securities
Assets
Debt securities		0		0
Level 2
Assets
Equity securities		195,000,000		43,000,000
Mortgage loans, at fair value under fair value option		0
Limited partnerships		0		17,000,000
Policy loans		0		0
Freestanding derivative instruments		1,270,000,000		1,417,000,000
Cash and cash equivalents		0		0
Reinsurance recoverable on market risk benefits		0		0
Market risk benefit - (assets)		0		0
Separate account assets		195,906,000,000		248,949,000,000
Total		234,719,000,000		297,568,000,000
Liabilities
Market risk benefit liabilities		1,135,000,000		1,445,000,000
Funds withheld payable under reinsurance treaties		0		0
Freestanding derivative instruments		2,065,000,000		41,000,000
Market risk benefit - liabilities		0		0
Total		3,200,000,000		1,486,000,000
Level 2 | U.S. government securities
Assets
Debt securities		0		0
Level 2 | Other government securities
Assets
Debt securities		1,468,000,000		1,619,000,000
Level 2 | Public utilities
Assets
Debt securities		5,167,000,000		6,660,000,000
Level 2 | Corporate securities
Assets
Debt securities		22,905,000,000		29,254,000,000
Level 2 | Residential mortgage-backed
Assets
Debt securities		452,000,000		554,000,000
Level 2 | Commercial mortgage-backed
Assets
Debt securities		1,631,000,000		2,029,000,000
Level 2 | Other asset-backed securities
Assets
Debt securities		5,725,000,000		7,026,000,000
Level 3
Assets
Equity securities		1,000,000		2,000,000
Mortgage loans, at fair value under fair value option		582,000,000
Limited partnerships		14,000,000		1,000,000
Policy loans		3,419,000,000		3,467,000,000
Freestanding derivative instruments		0		0
Cash and cash equivalents		0		0
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Separate account assets		0		0
Total		9,102,000,000		5,517,000,000
Liabilities
Market risk benefit liabilities		0		0
Funds withheld payable under reinsurance treaties		424,000,000		3,759,000,000
Freestanding derivative instruments		0		0
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Total		6,086,000,000		11,792,000,000
Level 3 | U.S. government securities
Assets
Debt securities		0		0
Level 3 | Other government securities
Assets
Debt securities		0		0
Level 3 | Public utilities
Assets
Debt securities		0		0
Level 3 | Corporate securities
Assets
Debt securities		0		0
Level 3 | Residential mortgage-backed
Assets
Debt securities		0		0
Level 3 | Commercial mortgage-backed
Assets
Debt securities		0		0
Level 3 | Other asset-backed securities
Assets
Debt securities		0		0
Level 3 | RILA Embedded Derivative
Liabilities
Market risk benefit liabilities		205,000,000		6,000,000
Level 3 | Fixed index annuity embedded derivatives
Liabilities
Market risk benefit liabilities		$ 931,000,000		$ 1,439,000,000